UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	SEC FILE NUMBER 0-12719

FORM 12b-25 NOTIFICATION OF LATE FILING	CUSIP NUMBER 375175106

(Check One):	☒Form 10-K ☐Form 20-F ☐Form 11-K ☐Form 10-Q ☐Form 10-D ☐Form N-SAR ☐Form N-CSR
	For Period Ended:	March 26, 2011
☐Transition Report on Form 10-K
☐Transition Report on Form 20-F
Transition Report on Form 11-K
☐Transition Report on Form 10-Q
☐Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION

GIGA-TRONICS INCORPORATED
Full Name of Registrant

Former Name of Registrant if Applicable

4650 Norris Canyon Rd
Address of Principal Executive Office (Street and Number)

San Ramon CA 94583
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

☒	(a)The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

This filing relates to amendment no. 2 on Form 10-K/A that was due July 25, 2011.  Normally Giga-tronics Incorporated files Part III information in its Proxy statement, which was scheduled to be filed before July 25, 2011.  During the applicable period this year, the Company was considering a proposal that would require shareholder approval.  Consideration of that proposal took more time than previously anticipated.  It became apparent that the Company needed to file an amendment to Form 10-K to include Part III information.  Management believed they were on schedule for timely filing, but due to last-minute discovery of an error requiring correction and technical difficulties related to the recent outsourcing of its Edgar filing to a third party vendor , the Company filed the Form 10-K/A on the July 25, 2011 due date, but a few hours after the deadline for a July 25 filing date.  The Company believes it was unable to eliminate these causes without undue effort or expense.

Forward-Looking Statements

The information provided in this notice includes forward-looking statements, including, without limitation, statements regarding an outside equity investment.

Statements that are not historical facts, including statements about the Company’s beliefs and expectations, are forward-looking statements.  These statements are based on beliefs and assumptions by the Company’s management, and on information currently available to management.  Forward-looking statements speak only as of the date they are made, and we undertake no obligation to update any of them publicly in light of new information or future events.  A number of important factors could cause actual result to differ materially from those contained in any forward-looking statements.

(Attach extra Sheets if Needed)

PART IV-OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Patrick J. Lawlor, VP Finance/CFO & Secretary	925	328-4656
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If answer is no, identify reports(s).     Yes ☒      No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?    Yes X☐     No ☒
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate or the results cannot be made.

GIGA-TRONICS INCORPORATED
(Name of the Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	July 26, 2011	By:	/s/ John R. Regazzi
			Name:	John R. Regazzi
			Title:	Chief Executive Officer (principal executive officer)

INSTRUCTION:  The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).